Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000219699 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	67.20%
C000219699 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	20.80%
C000219699 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	6.80%
C000219699 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219699 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219699 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	67.20%
C000219699 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	22.70%
C000219699 | International Equity
Holdings [Line Items]
Percent of Total Investments	10.10%
C000219700 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	56.80%
C000219700 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	27.40%
C000219700 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.90%
C000219700 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000219700 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219700 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	56.80%
C000219700 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	29.90%
C000219700 | International Equity
Holdings [Line Items]
Percent of Total Investments	13.30%
C000219701 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	36.90%
C000219701 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	40.00%
C000219701 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	13.00%
C000219701 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	6.40%
C000219701 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219701 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	36.90%
C000219701 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	43.60%
C000219701 | International Equity
Holdings [Line Items]
Percent of Total Investments	19.50%
C000219702 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	18.00%
C000219702 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	51.90%
C000219702 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	16.90%
C000219702 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000219702 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000219702 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.00%
C000219702 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	56.70%
C000219702 | International Equity
Holdings [Line Items]
Percent of Total Investments	25.30%
C000171896 | Ensign Group, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171896 | Pinnacle West Capital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | AptarGroup, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | Agree Realty Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | Old Republic International Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | Omega Healthcare Investors, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | IDACORP, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | Royal Gold, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171896 | OGE Energy Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171896 | Ingredion, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171896 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.00%
C000171896 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.50%
C000171896 | Financials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000171896 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000171896 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.10%
C000171896 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.00%
C000171896 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171896 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171896 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000171896 | Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171896 | Energy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000153271 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.50%
C000153271 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.50%
C000153271 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.40%
C000153271 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000153271 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000153271 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000153271 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000153271 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000153271 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000153271 | Booking Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000153271 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000153271 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000153271 | Financials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000153271 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000153271 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000153271 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.30%
C000153271 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000153271 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000153271 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.40%
C000153271 | Materials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000153271 | Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000153272 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000153272 | Carvana Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000153272 | Jabil, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000153272 | Interactive Brokers Group, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000153272 | Comfort Systems USA, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000153272 | Williams-Sonoma, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Nutanix, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Tapestry, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Core & Main, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Evercore, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000153272 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.10%
C000153272 | Financials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000153272 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000153272 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000153272 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.90%
C000153272 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000153272 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000153272 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000153272 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000153272 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216288 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216288 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000216288 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000216288 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216288 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216288 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000216288 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216288 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216288 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216288 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216288 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.90%
C000216288 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000216288 | Financials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000216288 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000216288 | Information Technology
Holdings [Line Items]
Percent of Total Investments	56.90%
C000216288 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000216288 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000216288 | Energy
Holdings [Line Items]
Percent of Total Investments	0.60%